Schedule of Investments (unaudited) September 30, 2019	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(e) — 105.3%

Equity Funds — 53.3%
Active Stock Master Portfolio	$16,494,746	$16,494,746
BlackRock Advantage Emerging Markets Fund — Class K(a)	283,641	2,836,415
BlackRock Tactical Opportunities Fund — Class K	126,482	1,726,479
International Tilts Master Portfolio	4,724,493	4,724,493
iShares Developed Real Estate Index Fund — Class K	126,248	1,424,075
iShares Edge MSCI Multifactor International ETF	22,571	575,560
iShares Edge MSCI Multifactor USA ETF	17,930	572,326
iShares MSCI EAFE Small-Cap ETF(b)	19,850	1,136,015

		29,490,109

Fixed Income Funds — 43.2%
CoreAlpha Bond Master Portfolio	16,471,362	16,471,362

Security	Shares/ Investment Value	Value

Fixed Income Funds (continued)
iShares TIPS Bond ETF	$35,180	$4,091,082
Master Total Return Portfolio	3,294,133	3,294,133

		23,856,577

Short-Term Securities — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)	819,350	819,760
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(c)	4,034,235	4,034,235

		4,853,995

Total Affiliated Investment Companies — 105.3% (Cost — $52,608,823)		58,200,681

Liabilities in Excess of Other Assets — (5.3)%		(2,913,753)

Net Assets — 100.0%		$55,286,928

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio(b)	$13,605,797	$2,888,949	$—	$16,494,746	$16,494,746	$242,621		$1,142,156	$2,853,765
BlackRock Advantage Emerging Markets Fund — Class K	223,206	87,219	(26,784)	283,641	2,836,415	—		(23,865)	134,906
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	951,508	—	(132,158)	819,350	819,760	2,448	(c)	325	171
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	1,351,614	2,682,621	—	4,034,235	4,034,235	34,574		—	—
BlackRock Tactical Opportunities Fund — Class K	105,669	35,863	(15,050)	126,482	1,726,479	—		805	(3,573)
CoreAlpha Bond Master Portfolio(b)	$13,093,963	$3,377,399	$—	$16,471,362	16,471,362	351,719		438,566	1,108,275

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2025 Master Portfolio

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
International Tilts Master Portfolio(b)	$4,077,323	$647,170	$—	$4,724,493	$4,724,493	$148,882	$27,292	$563,212
iShares Developed Real Estate Index Fund — Class K	—	159,027	(32,779)	126,248	1,424,075	1	(328)	5,126
iShares Edge MSCI Multifactor International ETF	35,488	4,171	(17,088)	22,571	575,560	16,739	36,307	26,886
iShares Edge MSCI Multifactor USA ETF	17,069	13,138	(12,277)	17,930	572,326	8,034	901	65,616
iShares International Developed Real Estate ETF(d)	—	12,690	(12,690)	—	—	2,056	(2,306)	—
iShares MSCI EAFE Small-Cap ETF	17,282	2,568	—	19,850	1,136,015	18,227	—	99,541
iShares U.S. Real Estate ETF(d)	—	6,737	(6,737)	—	—	—	(605)	—
iShares TIPS Bond ETF	23,792	14,259	(2,871)	35,180	4,091,082	52,028	5,704	195,338
Master Total Return Portfolio(b)	$2,398,817	$895,316	$—	$3,294,133	3,294,133	138,765	69,289	414,214

					$58,200,681	$1,016,094	$1,694,241	$5,463,477

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the LifePath Dynamic Master Portfolio.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli New Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2025 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	5	12/19/19	$752	$4,224
Ultra Long U.S. Treasury Bond	1	12/19/19	192	(1,290)
E-Mini MSCI EAFE Index	12	12/20/19	1,139	(1,486)
Russell 2000 E-Mini Index	23	12/20/19	1,754	(62,322)
S&P 500 E-Mini Index	12	12/20/19	1,787	(15,252)

				(76,126)

Short Contracts
10-Year U.S. Treasury Note	9	12/19/19	1,173	6,338
10-Year U.S. Ultra Long Treasury Bond	5	12/19/19	712	6,120

				12,458

				$(63,668)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,000	USD	2,026	Deutsche Bank AG	10/15/19	$—
AUD	24,000	USD	16,190	Standard Chartered Bank	10/15/19	17
CAD	2,000	USD	1,508	Bank of America N.A.	10/15/19	2
CAD	33,000	USD	24,845	Standard Chartered Bank	10/15/19	69
CAD	3,000	USD	2,248	UBS AG	10/15/19	17
GBP	1,000	USD	1,227	Bank of America N.A.	10/15/19	3
GBP	3,000	USD	3,660	Bank of America N.A.	10/15/19	31
GBP	1,000	USD	1,222	Barclays Bank PLC	10/15/19	8
HKD	40,000	USD	5,104	Credit Suisse International	10/15/19	—
HKD	347,000	USD	44,278	Standard Chartered Bank	10/15/19	4
HKD	2,000	USD	256	UBS AG	10/15/19	—
ILS	10,000	USD	2,830	Goldman Sachs International	10/15/19	48
JPY	1,239,000	USD	11,468	Citibank N.A.	10/15/19	1
JPY	423,000	USD	3,916	Nomura International PLC	10/15/19	—
SGD	1,000	USD	723	Citibank N.A.	10/15/19	—
SGD	1,000	USD	724	Citibank N.A.	10/15/19	—
SGD	1,000	USD	721	State Street Bank and Trust Co.	10/15/19	3
SGD	3,000	USD	2,162	UBS AG	10/15/19	9
USD	31,944	AUD	47,000	Bank of America N.A.	10/15/19	206
USD	18,304	AUD	27,000	JPMorgan Chase Bank N.A.	10/15/19	72
USD	13,306	AUD	19,700	State Street Bank and Trust Co.	10/15/19	3

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	755	CAD	1,000	Deutsche Bank AG	10/15/19	$—
USD	3,027	CAD	4,000	Standard Chartered Bank	10/15/19	7
USD	9,070	CHF	9,000	Citibank N.A.	10/15/19	43
USD	10,136	CHF	10,000	Citibank N.A.	10/15/19	106
USD	1,129	EUR	1,000	BNP Paribas S.A.	10/15/19	38
USD	2,188	EUR	2,000	Deutsche Bank AG	10/15/19	6
USD	2,204	EUR	2,000	Deutsche Bank AG	10/15/19	22
USD	80,408	EUR	73,000	Deutsche Bank AG	10/15/19	764
USD	8,881	EUR	8,000	Goldman Sachs International	10/15/19	153
USD	8,861	EUR	8,000	JPMorgan Chase Bank N.A.	10/15/19	133
USD	1,107	EUR	1,000	State Street Bank and Trust Co.	10/15/19	16
USD	1,112	EUR	1,000	State Street Bank and Trust Co.	10/15/19	21
USD	1,115	EUR	1,000	State Street Bank and Trust Co.	10/15/19	23
USD	1,124	EUR	1,000	State Street Bank and Trust Co.	10/15/19	33
USD	5,663	EUR	5,000	State Street Bank and Trust Co.	10/15/19	208
USD	18,066	EUR	16,000	State Street Bank and Trust Co.	10/15/19	609
USD	1,243	GBP	1,000	Barclays Bank PLC	10/15/19	13
USD	1,249	GBP	1,000	Deutsche Bank AG	10/15/19	19
USD	2,498	GBP	2,000	JPMorgan Chase Bank N.A.	10/15/19	38
USD	1,235	GBP	1,000	State Street Bank and Trust Co.	10/15/19	4
USD	37,465	GBP	30,000	State Street Bank and Trust Co.	10/15/19	559
USD	30,499	JPY	3,285,000	Bank of America N.A.	10/15/19	92
USD	108,701	JPY	11,655,000	JPMorgan Chase Bank N.A.	10/15/19	818
USD	10,290	JPY	1,089,000	Royal Bank of Canada	10/15/19	209
USD	343	NOK	3,000	BNP Paribas S.A.	10/15/19	13
USD	693	NOK	6,000	BNP Paribas S.A.	10/15/19	33
USD	116	NOK	1,000	Bank of America N.A.	10/15/19	6
USD	15,939	NOK	136,000	Bank of America N.A.	10/15/19	986
USD	1,240	NOK	11,000	Goldman Sachs International	10/15/19	30
USD	558	NOK	5,000	JPMorgan Chase Bank N.A.	10/15/19	9
USD	116	NOK	1,000	Standard Chartered Bank	10/15/19	6
USD	230	NOK	2,000	State Street Bank and Trust Co.	10/15/19	10
USD	2,221	NOK	20,000	State Street Bank and Trust Co.	10/15/19	22
USD	630	NZD	1,000	State Street Bank and Trust Co.	10/15/19	4
USD	632	NZD	1,000	State Street Bank and Trust Co.	10/15/19	6
USD	625	SEK	6,000	Deutsche Bank AG	10/15/19	15
USD	934	SEK	9,000	Deutsche Bank AG	10/15/19	19
USD	1,142	SEK	11,000	State Street Bank and Trust Co.	10/15/19	23
USD	7,288	SEK	71,000	State Street Bank and Trust Co.	10/15/19	69
USD	15,389	SEK	149,000	State Street Bank and Trust Co.	10/15/19	240
USD	15,923	SGD	22,000	Bank of America N.A.	10/15/19	3
USD	25,422	SGD	35,000	State Street Bank and Trust Co.	10/15/19	95
USD	143,232	CAD	189,457	Deutsche Bank AG	12/18/19	46

						6,062

AUD	25,700	USD	18,008	Bank of America N.A.	10/15/19	(653)
AUD	2,000	USD	1,384	Goldman Sachs International	10/15/19	(34)
AUD	9,000	USD	6,158	Goldman Sachs International	10/15/19	(81)
AUD	6,000	USD	4,143	JPMorgan Chase Bank N.A.	10/15/19	(91)
AUD	2,000	USD	1,395	Nomura International PLC	10/15/19	(44)
AUD	3,000	USD	2,076	Nomura International PLC	10/15/19	(50)
AUD	28,000	USD	18,961	State Street Bank and Trust Co.	10/15/19	(54)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,000	USD	3,074	Bank of America N.A.	10/15/19	$(54)
CAD	4,000	USD	3,049	Deutsche Bank AG	10/15/19	(29)
CHF	16,000	USD	16,354	Barclays Bank PLC	10/15/19	(304)
CHF	1,000	USD	1,017	Citibank N.A.	10/15/19	(13)
CHF	2,000	USD	2,033	JPMorgan Chase Bank N.A.	10/15/19	(27)
EUR	1,000	USD	1,130	Bank of America N.A.	10/15/19	(39)
EUR	2,000	USD	2,200	Bank of America N.A.	10/15/19	(18)
EUR	5,000	USD	5,537	Bank of America N.A.	10/15/19	(82)
EUR	1,000	USD	1,121	Goldman Sachs International	10/15/19	(30)
EUR	4,000	USD	4,506	JPMorgan Chase Bank N.A.	10/15/19	(141)
EUR	5,000	USD	5,501	JPMorgan Chase Bank N.A.	10/15/19	(46)
EUR	5,000	USD	5,503	JPMorgan Chase Bank N.A.	10/15/19	(48)
EUR	7,000	USD	7,837	JPMorgan Chase Bank N.A.	10/15/19	(200)
EUR	1,000	USD	1,124	Standard Chartered Bank	10/15/19	(33)
EUR	1,000	USD	1,120	State Street Bank and Trust Co.	10/15/19	(29)
EUR	1,000	USD	1,135	State Street Bank and Trust Co.	10/15/19	(44)
EUR	2,000	USD	2,204	State Street Bank and Trust Co.	10/15/19	(22)
EUR	6,000	USD	6,688	State Street Bank and Trust Co.	10/15/19	(142)
EUR	8,000	USD	8,864	State Street Bank and Trust Co.	10/15/19	(136)
EUR	70,000	USD	76,888	State Street Bank and Trust Co.	10/15/19	(517)
GBP	11,000	USD	13,851	Barclays Bank PLC	10/15/19	(319)
GBP	25,000	USD	30,944	Goldman Sachs International	10/15/19	(189)
GBP	2,000	USD	2,499	State Street Bank and Trust Co.	10/15/19	(39)
HKD	45,000	USD	5,752	Citibank N.A.	10/15/19	(9)
HKD	43,000	USD	5,501	State Street Bank and Trust Co.	10/15/19	(13)
JPY	3,470,000	USD	32,287	Bank of America N.A.	10/15/19	(167)
JPY	212,000	USD	1,977	Deutsche Bank AG	10/15/19	(14)
JPY	136,000	USD	1,287	Goldman Sachs International	10/15/19	(28)
JPY	172,000	USD	1,631	Goldman Sachs International	10/15/19	(39)
JPY	267,000	USD	2,486	Goldman Sachs International	10/15/19	(14)
JPY	8,438,000	USD	78,532	Goldman Sachs International	10/15/19	(427)
JPY	351,000	USD	3,255	JPMorgan Chase Bank N.A.	10/15/19	(6)
JPY	441,000	USD	4,174	JPMorgan Chase Bank N.A.	10/15/19	(92)
JPY	465,000	USD	4,409	JPMorgan Chase Bank N.A.	10/15/19	(104)
JPY	25,000	USD	233	Nomura International PLC	10/15/19	(1)
JPY	131,000	USD	1,240	Nomura International PLC	10/15/19	(27)
JPY	397,000	USD	3,747	Nomura International PLC	10/15/19	(72)
JPY	404,000	USD	3,806	Nomura International PLC	10/15/19	(66)
JPY	136,000	USD	1,283	Standard Chartered Bank	10/15/19	(24)
JPY	137,000	USD	1,293	Standard Chartered Bank	10/15/19	(24)
JPY	273,000	USD	2,580	Standard Chartered Bank	10/15/19	(53)
JPY	655,000	USD	6,186	Standard Chartered Bank	10/15/19	(123)
JPY	123,000	USD	1,160	State Street Bank and Trust Co.	10/15/19	(22)
JPY	337,000	USD	3,140	State Street Bank and Trust Co.	10/15/19	(20)
JPY	353,000	USD	3,270	State Street Bank and Trust Co.	10/15/19	(2)
JPY	649,000	USD	6,048	State Street Bank and Trust Co.	10/15/19	(41)
NOK	81,000	USD	8,926	Bank of America N.A.	10/15/19	(20)
NOK	11,000	USD	1,210	JPMorgan Chase Bank N.A.	10/15/19	(1)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	93,000	USD	10,281	JPMorgan Chase Bank N.A.	10/15/19	$(56)
NZD	2,000	USD	1,336	Standard Chartered Bank	10/15/19	(83)
SEK	3,000	USD	322	Bank of America N.A.	10/15/19	(17)
SEK	114,000	USD	12,225	Bank of America N.A.	10/15/19	(635)
SEK	17,000	USD	1,781	Barclays Bank PLC	10/15/19	(53)
SEK	16,000	USD	1,710	Citibank N.A.	10/15/19	(83)
SEK	9,000	USD	919	JPMorgan Chase Bank N.A.	10/15/19	(3)
SEK	2,000	USD	213	State Street Bank and Trust Co.	10/15/19	(9)
SEK	6,000	USD	643	State Street Bank and Trust Co.	10/15/19	(33)
SEK	79,000	USD	8,125	State Street Bank and Trust Co.	10/15/19	(94)
SGD	3,000	USD	2,193	Bank of America N.A.	10/15/19	(23)
SGD	1,000	USD	730	Citibank N.A.	10/15/19	(6)
SGD	2,000	USD	1,448	Citibank N.A.	10/15/19	(1)
SGD	1,000	USD	724	Standard Chartered Bank	10/15/19	(1)
SGD	26,000	USD	19,141	Standard Chartered Bank	10/15/19	(327)
SGD	1,000	USD	730	State Street Bank and Trust Co.	10/15/19	(7)
SGD	2,000	USD	1,456	State Street Bank and Trust Co.	10/15/19	(9)
SGD	11,000	USD	7,976	State Street Bank and Trust Co.	10/15/19	(17)
SGD	5,000	USD	3,631	UBS AG	10/15/19	(13)
USD	6,060	AUD	9,000	Citibank N.A.	10/15/19	(17)
USD	3,019	CAD	4,000	Citibank N.A.	10/15/19	(1)
USD	1,507	CAD	2,000	State Street Bank and Trust Co.	10/15/19	(3)
USD	26,396	CAD	35,000	State Street Bank and Trust Co.	10/15/19	(28)
USD	3,666	GBP	3,000	Citibank N.A.	10/15/19	(25)
USD	1,215	GBP	1,000	State Street Bank and Trust Co.	10/15/19	(16)
USD	4,861	GBP	4,000	State Street Bank and Trust Co.	10/15/19	(60)
USD	3,062	HKD	24,000	BNP Paribas S.A.	10/15/19	(1)
USD	51,411	HKD	403,000	BNP Paribas S.A.	10/15/19	(18)
USD	2,422	HKD	19,000	BNY Mellon	10/15/19	(3)
USD	3,954	HKD	31,000	Goldman Sachs International	10/15/19	(2)
USD	1,430	ILS	5,000	Goldman Sachs International	10/15/19	(10)
USD	1,434	ILS	5,000	Nomura International PLC	10/15/19	(5)
USD	29,664	JPY	3,205,000	State Street Bank and Trust Co.	10/15/19	(3)
USD	721	SGD	1,000	State Street Bank and Trust Co.	10/15/19	(3)
CAD	753,223	USD	571,423	Bank of America N.A.	12/18/19	(2,158)
EUR	985,000	USD	1,088,843	Deutsche Bank AG	12/18/19	(8,850)
EUR	1,765,980	USD	1,966,110	Deutsche Bank AG	12/18/19	(29,820)

						(47,410)

	Net unrealized depreciation					$(41,348)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment
Companies	$12,361,952	$—	$—	$12,361,952
Short-Term Securities	4,853,995	—	—	4,853,995

Subtotal	$17,215,947	$—	$—	$17,215,947

Investments Valued at Net Asset Value (“NAV”)(a)				40,984,734

Total Investments				$58,200,681

Derivative Financial Instruments(b)
Assets:
Equity contracts	$4,224	$—	$—	$4,224
Forward foreign currency contracts	—	6,062	—	6,062
Interest rate contracts	12,458	—	—	12,458
Liabilities:
Equity contracts	(79,060)	—	—	(79,060)
Forward foreign currency contracts	—	(47,410)	—	(47,410)
Interest rate contracts	(1,290)	—	—	(1,290)

	$(63,668)	$(41,348)	$—	$(105,016)

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.